Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,451,450.00
Previously Paid Amount	0.00
Total Fee Amount	3,437.32
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,437.32
Narrative - Max Aggregate Offering Price	$ 22,451,450.00
Final Prospectus	true